NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 6 - NOTES PAYABLE

In July 2016, a total of $616,166 of our past due Notes and other debt were acquired by Brajoscal, LLC and Finquest Capital Inc. in a private transaction with each purchaser acquiring an equal amount of this debt. Brajoscal and Finquest are owned by two significant stockholders of the Company.

On September 30, 2016, Brajoscal and Finquest entered into a debt conversion agreement with the Company resulting in their conversion in equal amounts of a total of $566,166 of this debt acquired by them in July 2016 into common stock of the Company on the conversion basis of $.30 per share, for which the Company issued 943,611 common shares to each of Brajoscal and Finquest.

Regarding the $50,000 of this debt which was not converted, each of Brajoscal and Finquest retained $25,000 principal of this debt, which is still outstanding, secured by assets of the Company, and bears interest of 15%-18% per annum.

At September 30, 2016 the Company was indebted under various Notes Payable in the total amount of $922,008 including accrued interest, the majority amount of which was past due or due on demand. Following is a summary of our outstanding Notes Payable indebtedness as of September 30, 2016:

Summary Description of Notes Payable	Amount Owed*

Decathlon LLC - Senior Secured Note, due 12/31/16, interest at 15%	$161,133
Finquest Capital Inc.- Secured Note, due 12/31/16, interest at 15%	25,000
Brajoscal, LLC – Secured Note, due 12/31/16, interest at 18%	25,000
Nottingham Securities Inc., past due, interest at 10%	130,979
Note payable to individual investor, due 12/31/16, interest at 24%	61,211
Note payable to individual investor, due 12/31/16, interest at 12%	25,250
Notes payable to two individual investors, past due, interest at 12%	40,961
Note payable to individual investor, past due, interest at 10%	53,135
Note payable to individual investor, monthly settlement payments	48,000
Note payable to individual investor, past due, interest at 6%	1,482
Notes payable to two principal officers, due on demand, interest at 6%	349,857
Total	$922,008

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* Includes accrued interest

At December 31, 2015, the Company has total of 11 notes agreements totaling $986,082 with interest rates up to 21%.  At December 31, 2014, $1,652,420 of these notes were in default.  These notes consist of the following:

·	The Company has entered into one (1) convertible notes payable totaling $50,000 and bear interest at 10%. The Company has an option to convert this note at $0.50 per share. This note is in default at December 31, 2015.
·	The Company has entered into three (3) convertible notes payable totaling $321,458 and bear interest at 15% to 21%. These notes include warrants to purchase the Company's common stock at $0.265 per share for five (5) years. The maximum number of warrants issued under the agreements total 240,000. These notes are in default at December 31, 2015.
·	The Company has entered into one (1) secured note payable totaling $150,000 with interest at 14% with a maturity date of June 30, 2016.
·	The Company has entered into seven (7) note agreements with interest rates from 6% to 12% totaling $464,624. Of these notes $78,249 were in default at December 31, 2015.